OTHER CURRENT LIABILITIES - Summary of Onerous Contracts Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Current Liabilities [Abstract]
At January 1	$ 184	$ 2,306
Recognized	136	147
Reversed	(80)	(2,205)
Exchange differences	14	(64)
At December 31	$ 254	$ 184